List of subsidiaries, joint ventures and associates	12 Months Ended
Dec. 31, 2021
List of subsidiaries, joint ventures and associates
List of subsidiaries, joint ventures and associates
31 List of subsidiaries, joint ventures and associates

A list of the Company’s subsidiaries, joint ventures and associates as per 31 December 2021 including the name, nature of business, proportion of voting rights held and country of incorporation, is set out below.

Company name	Country of incorporation	Nature of business	% holding
Subsidiary undertakings
Takeaway.com Group B.V.	Amsterdam, Netherlands	Holding	100%
Takeaway.com Central Core B.V.	Amsterdam, Netherlands	Operating	100%
Hello Hungry EAD	Sofia, Bulgaria	Holding	100%
HH Delivery BG EOOD	Sofia, Bulgaria	Operating	100%
BG Menu EOOD	Sofia, Bulgaria	Operating	100%
HelloHungry Delivery S.R.L.	Bucharest, Romania	Operating	100%
HelloHungry S.A.	Bucharest, Romania	Operating	100%
Takeaway.com European Operations B.V.	Amsterdam, Netherlands	Operating	100%
Takeaway.com European Operations BV Austrian Branch	Amsterdam, Netherlands	Branch	100%
Takeaway.com European Operations BV Belgium Branch	Amsterdam, Netherlands	Branch	100%
Takeaway.com European Operations BV Swiss Branch	Amsterdam, Netherlands	Branch	100%
Takeaway.com European Operations BV Portuguese Branch	Amsterdam, Netherlands	Branch	100%
Foodarena AG	Zurich, Switzerland	In liquidation	100%
sto2 sp. z o.o.	Wroclaw, Poland	Operating	100%
eat.ch GmbH	Zurich, Switzerland	Operating	100%
Takeaway.com Express Netherlands B.V.	Amsterdam, Netherlands	Operating	100%
Takeaway.com Express Italy S.r.l.	Milan, Italy	Operating	100%
Takeaway.com Express France SAS	Paris, France	Operating	100%
Takeaway.com Express Denmark ApS	Copenhagen, Denmark	Operating	100%
Takeaway.com Express UK Limited	London, United Kingdom	Operating	100%
Takeaway Express Spain S.L.	Madrid, Spain	Operating	100%
Takeaway.com Express Austria GmbH	Vienna, Austria	Operating	100%
Takeaway.com Express Belgium BV	Brussels, Belgium	Operating	100%
Takeaway.com Express Norway AS	Kristiansand, Norway	Operating	100%
Takeaway.com Express Poland Sp. z o.o.	Wroclaw, Poland	Operating	100%
Bistro.sk a.s.	Bratislava, Slovakia	Operating	100%
yd.yourdelivery GmbH	Berlin, Germany	Operating	100%
Takeaway Express GmbH	Berlin, Germany	Operating	100%
Biscuit Holdings Israel Ltd.	Tel Aviv, Israel	Holding	100%
10bis.co.il Ltd	Tel Aviv, Israel	Operating	100%
Scoober Tel Aviv Ltd	Tel Aviv, Israel	Operating	100%
Takeaway.com Payments B.V.	Amsterdam, Netherlands	Operating	100%
Just Eat Limited	London, United Kingdom	Holding	100%

Just Eat Holding Limited	London, United Kingdom	Operating	100%
Just Eat Northern Holdings Limited	London, United Kingdom	Holding	100%
Just Eat Denmark Holding ApS	Copenhagen, Denmark	Holding	100%
Just Eat Host A/S	Copenhagen, Denmark	Holding	100%
Just Eat.dk ApS	Copenhagen, Denmark	Operating	100%
Just Eat.co.uk Limited	London, United Kingdom	Operating	100%
Hungryhouse Holdings Limited	London, United Kingdom	Holding	100%
Hungryhouse GmbH	Berlin, Germany	In liquidation	100%
Flyt Limited	London, United Kingdom	Operating	100%
Flyt USA Inc	Wilmington, United States	Operating	100%
Simbambili Ltd	Tel Aviv, Israel	Operating	100%
Practi Technologies Ltd	London, United Kingdom	Operating	100%
Just Eat.no AS	Oslo, Norway	Operating	100%
City Pantry Ltd	London, United Kingdom	Operating	100%
FBA Invest SAS	Paris, France	Holding	80%
Eat On Line SAS	Paris, France	Operating	80%
Just-Eat Spain S.L.	Madrid, Spain	Operating	100%
Just-Eat Italy S.r.l.	Milan, Italy	Operating	100%
Just-Eat.lu SarL	Luxembourg, Luxembourg	Dormant	100%
Skipthedishes Restaurant Services Inc.	Otawa, Ontario, Canada	Operating	100%
Just-Eat Ireland Limited	Dublin, Ireland	Operating	100%
Just Eat Central Holdings Limited	London, United Kingdom	Holding	100%
Eatcity Limited	Dublin, Ireland	Holding	100%
Just Eat (Acquisitions) Holding Limited	London, United Kingdom	Holding	100%
Just Eat (Acquisitions) Pty Limited	Sydney, Australia	Holding	100%
Menulog Group Limited	Sydney, Australia	Operating	100%
Eat Now Services Pty Limited	Sydney, Australia	Dormant	100%
Menulog Pty Limited	Sydney, Australia	Operating	100%
Menulog Limited	Auckland, New Zealand	Operating	100%
Orange Vests B.V.	Amsterdam, Netherlands	Holding	100%
Grubhub Inc	Wilmington, Delaware, United States	Holding	100%
Grubhub Holdings Inc	Wilmington, Delaware, United States	Operating	100%
MealPort ELP, LLC	Austin, Texas, United States	Operating	100%
Seamless Europe, Ltd	London, United Kingdom	Operating	100%
Grubhub Canada Limited	Vancouver, British Columbia, Canada	Operating	100%
Slick City Media, Inc d/b/a Menu Pages	Albany, New York, United States	Operating	100%
LAbite.com, Inc	Sacramento, California, United States	Operating	100%
KMLee Investments Inc	Wilmington, Delaware, United States	Operating	100%
Thresher Logistics LLC	Austin, Texas, United States	Operating	100%
Bite Commissary LLC	Austin, Texas, United States	Operating	100%
SCVNGR, Inc. d/b/a LevelUp	Wilmington, Delaware, United States	Operating	100%
LevelUp (UK) Limited	London, United Kingdom	Operating	100%
LevelUp Consulting, LLC	Wilmington, Delaware, United States	Operating	100%
Grubhub Campus, Inc.	Wilmington, Delaware, United States	Operating	100%
Tapingo Ltd	Tel Aviv, Israel	Operating	100%
Joint Ventures
El Cocinero a Cuerda S.L.	Madrid, Spain	In liquidation	67%
Associates
IF-JE Holdings BV	Hoofddorp, Netherlands	Holding	33%
iFood Holdings BV	Amsterdam, Netherlands	Holding	33%

All subsidiaries have a similar period-end reporting date.